November 3, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:          Nationwide VLI Separate Account – 4
Nationwide Life Insurance Company
Post-Effective Amendment No. 39 (File No. 333-43671)
CIK No. 0001041357

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account – 4 (the “Variable Account”) which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”):

1.
Letters pursuant to Rule 461 of the Securities Act of 1933 requesting accelerated effectiveness from Nationwide Investment Services Corporation, the underwriter, and Nationwide Life Insurance Company, for itself and on behalf of Nationwide VLI Separate Account – 4. The acceleration request letters are attached in this cover letter and are also included separately with this submission as correspondence;

2.	One complete copy of Post-Effective Amendment No. 39 to the Variable Account’s Registration Statement (the “Post-Effective Amendment”); and

3.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to incorporate comments, received via Staff discussion on October 5, 2009, based on our previous post-effect amendment (No. 37) filed pursuant to Rule 485(a) and to include the Financial Statements and Independent Auditor’s Consent. Comments received on October 5, 2009 are addressed below.

 Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective under Rule 485(a).

The following comments were provided by the Staff on October 5, 2009

PART A.

1.	In Summary: Fee Tables

Comment

The only changes here seem to be (1) inserting the New York maximum charge and (2) substituting eight cents for eleven cents in the first numerical above and in the item 4. Appendix C: Blending Examples of Policy Charges and the calculations following  it. Confirm.

Response

In addition to those two changes, the “Representative (Charge)” amount listed for the “Cost of Insurance (Charge)” charge changed as well. The first bullet indicates that the charge is increased from $0.15 per month to $0.20 per month.

2.	Appendix C: Blending Examples of Policy Charges

A.	Comment

The note in the introductory paragraph states that “[t]he tables and examples in Appendix C of the Supplement dated May 1, 2009 will continue to apply to policies with applications signed before November 13, 2009.” Please consider amending the Appendix C of the Supplement dated May 1, 2009 with a separate filing for consistency with an initial N-6 which is currently under review (333-153343).

Response

Upon effectiveness of pending initial N-6 333-153343, Nationwide will consider via a separate filing to amend Appendix C in the Supplement dated May 1, 2009 for consistency.

B.	Comment

Explain the tables and the numbers so that there is a “theme.” In other words, what are the examples supposed to demonstrate? There is no bases for comparison. A comparative charge or illustration would be helpful.

Response

The tables and the calculations intend to show various charges associated with the base, the rider and some blend of the two using a sample policy, in this case 80% allocation to the base and 20% to the rider. The referenced section has been revised.  The underlined text in conjunction with the existing disclosure is intended to address this comment:

•
First sentence of the second paragraph: The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming: the policy is in year 3; the Total Specified Amount is $1,000,000.00; and the Total Specified Amount is allocated 80% to Base Specified Amount and 20% to Rider Specified Amount.

•
The following sentence was added after the first sentence in the second paragraph: In each table, the first column after the “Policy Year” column shows charges associated with the Base Policy, the second column shows charges associated with the Additional (insurance) Protection Rider and the third column shows how those charges will be “blended” with an election of the Additional (insurance) Protection Rider.

3.	Appendix C: Blending Examples of Policy Charges

Comment

In the first example (immediately following the Premium Load table), where are some of the numbers coming from? In particular, what are “Target Premium (Base) Percentage” and “Excess Premium (Rider) Percentage” referring to? Are we assuming all Target as Base and all Rider as Excess? Since it does not necessarily have to be that way, if assumptions are made, state them here. It is especially confusing that 80/20 blend seems to be blend of base and rider and blend of rider and excess. Comment 3 is applicable for all of the examples in this section. However, the first example seems to be the most confusing.

Response

Target premium is only generated by the base policy (i.e., the policy without any riders). The portion of each premium payment that exceeds the target premium is excess premium; therefore, it will depend upon the total premiums paid and the target premium for the policy. Nationwide has made the following changes:
•	references to Base and Rider in the table have been taken out to avoid this confusion;
•	the calculation example immediately following the table have been revised for consistency; and
•	“Based Specified Amount Allocation” and “Rider Specified Amount Allocation” in the assumptions have been specified by numbers and used consistently throughout the section.

PART B.

4.	Other Amounts Paid At Surrender

Comment

Confirm that under the new enhancement benefit provision, the existing contract owners will receive at least the additional surrender payment that they would have received under the old provision or if they will not, then explain why the new provision should not be restricted to new contracts only.

Response

That is correct. The Enhancement Benefit does not decrease any additional surrender payments available under Other Amounts Paid At Surrender. Therefore, under the Enhancement Benefit provision, existing policy owners will receive at least the additional surrender payments that would have been available to them under the Other Amounts Paid At Surrender provision

5.	Other Amounts Paid At Surrender

Comment

Reconcile the following two sentences which seem to conflict with each other:

 “The enhancement percentage used in the Enhancement Benefit calculation decline over time decreasing to zero at the end of either the ninth policy year for modified contracts or the tenth policy year for non-modified endowment contracts.” (Paragraph 3); and

“Generally, greater allocation to Schedule B will result in a relatively lower Enhancement Benefit in the early policy years and a relatively greater Enhancement Benefit in later policy years.” (Paragraph 6)

Response

All enhancement percentages used in the enhancement benefit calculation decline over time, including the enhancement percentages for Schedule A and Schedule B. The above sentence from paragraph 6 was to show in general terms the resulting enhancement benefits relative to different allocation to Schedule A and B. Paragraph 6 is revised to address this confusion and to reconcile the above sentences.

Now the fifth sentence reads as follows:

While the enhancement percentages in both schedules decline to zero at the end of the tenth policy year, generally:

•
an election with greater allocation to Schedule B than to Schedule A will result in a lower Enhancement Benefit in the early policy years, and a greater Enhancement Benefit in later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule A than to Schedule B; conversely,

•
an election with greater allocation to Schedule A than to Schedule B will result in a greater Enhancement Benefit in the early policy years, and a lower Enhancement Benefit in the later policy years during which the Enhancement Benefit still applies, than an election with greater allocation to Schedule B than to Schedule A.

6.	Appendix D: Factors Used in Calculating the Enhancement Benefit

Comment

In the introductory paragraph, state whether there will be a charge as policy owners request a calculation of their enhancement benefit.

Response

There is no charge for enhancement benefit calculation. The introductory paragraph has been revised by adding “free of charge” to reflect this point.

7.	Appendix D: Factors Used in Calculating the Enhancement Benefit

Comment

The example immediately following the Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules table is missing some steps. Show how some of the numbers were derived. In particular, how did we get to 13.33% (Base Enhancement Percentage), 4.58% (Rider Enhancement Percentage) and 11.4123% (Enhancement Cap Percentage)? Show how we arrived at those numbers so that a policy owner can use the example.

Response

The missing assumptions and steps are added for clarification. Also, the terms used in the calculations closely mirror the terms in the table for consistency and further clarity.

Representations

Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.

Very truly yours,

/s/ NOOREE KIM

Nooree Kim

Counsel

Office of the Chief Legal and Governance Officer

Nationwide Life Insurance Company

November 3, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide VLI Separate Account – 4 Nationwide Life Insurance Company SEC File No. 333-43671

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Investment Services Corporation, the General Distributor of the Future Corporate Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VLI Separate Account – 4 (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on or before Friday, November 20, 2009.

The undersigned is officer for Nationwide Investment Services Corporation and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Nooree Kim at (614) 249-8061 should you have questions.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Terry C. Smetzer
Terry C. Smetzer
Associate Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

November 3, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide VLI Separate Account – 4 Nationwide Life Insurance Company SEC File No. 333-43671

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Life Insurance Company for itself and on behalf of its Nationwide VLI Separate Account – 4 (the “Variable Account”) respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on or before Friday, November 20, 2009.

The undersigned is officer for Nationwide Life Insurance Company and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Nooree Kim at (614) 249-8061 should you have questions.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ April VanDervort
April VanDervort
Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products